Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jan. 31, 2014 Common stock	Jan. 31, 2014 Class B convertible common stock
Entity Registrant Name	IAC/INTERACTIVECORP
Entity Central Index Key	0000891103
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 3,630,574,214
Entity Common Stock, Shares Outstanding			76,427,289	5,789,499
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY